Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Detailed Information About Consideration Paid

	Preliminary	Adjustments	Total
Cash consideration	$158,000	$-	$158,000

Working capital adjustment	9,063	3,388	12,451

Total consideration paid	$167,063	$3,388	$170,451

Disclosure Of Acquisition of Mesquite
The purchase consideration was allocated as follows:

Net assets/(liabilities) acquired	Reported as of December 31, 2018	Adjustments	Final allocation
Cash and cash equivalents	$13,665	$-	$13,665
Accounts receivables, prepaids expenses and deposits	1,842	-	1,842
Inventory	91,975	48,097	140,072
Current tax receivable	2,779	(2,003)	776
Mineral property, plant and equipment	95,736	(52,542)	43,194
Other assets	75	-	75
Deferred tax assets	5,319	(4,255)	1,064
Accounts payable and accrued liabilities	(11,267)	(494)	(11,761)
Reclamation obligation	(17,675)	-	(17,675)
Other liabilities	(150)	-	(150)

Fair value of Mesquite net assets acquired	$182,299	$(11,197)	$171,102
Bargain purchase gain recognized in net loss at October 30, 2018	$15,236	$(14,585)	$651

Disclosure Of Detailed Information About Assets And Liabilities Being Distributed To Subsidiaries Explanatory
The closing of the Arrangement resulted in the following assets and liabilities being distributed to Solaris on August 3, 2018:

Cash	$618

Accounts receivable and prepaid expenses	32

Exploration and evaluation assets	19,899

Property, plant and equipment	48

Accounts payable and accrued liabilities	(484)

$20,113

Summary Of Net Loss From Discontinued Operations On Disposal

Consideration, net of costs to sell	$7,731
Less: Carrying value of Koricancha net assets as of August 20, 2018	(8,248)
Other closing adjustments	(28)
Net loss on sale	(545)
Impairment	(24,135)

Total loss from discontinued operation for the year ended December 31, 2018	$(24,680)

Summary Of Net Loss From Discontinued Operation
The net loss from Koricancha for the year ended December 31, 2018 was presented as a discontinued operation and is set out below:
2018
Revenues	$17,284
Operating costs	(19,346)
Amortization	(420)
Impairment	(24,680)
Loss from operations	$(27,162)
Other income (expense)	(329)

Net loss from discontinued operation	$(27,491)

Net loss from discontinued operation attributable to:
Equinox Gold shareholders	(26,793)
Non-controlling interests	(698)
$(27,491)

Loss per share from discontinued operation attributable to Equinox Gold shareholders – basic and diluted	$(0.30)

Summary Of Cash Flows From Discontinued Operation
Comparative cash flows have not been re-presented to include Koricancha as a discontinued operation. The cash flows from discontinued operation for 2018 is as follows:
2018
Net cash flows from operating activities	$(2,024)
Net cash flows from investing activities	(236)

Net cash inflows (outflows)	$(2,260)